Quarterly Holdings Report
for
Fidelity® Sustainable Core Plus Bond Fund
November 30, 2024
SCB-NPRT1-0125
1.9904882.102
Asset-Backed Securities - 7.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.3%
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	250,000	251,084
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9924% 7/18/2037 (b)(c)(d)	250,000	251,112
TOTAL BAILIWICK OF JERSEY		502,196
GRAND CAYMAN (UK OVERSEAS TER) - 4.9%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	250,000	250,600
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.1473% 4/16/2037 (b)(c)(d)	250,000	251,556
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.9175% 4/25/2034 (b)(c)(d)	250,000	250,363
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	200,000	200,207
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	250,000	251,607
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	510,691	511,410
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.4174% 1/20/2037 (b)(c)(d)	250,000	252,216
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,967,959
MULTI-NATIONAL - 0.6%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	250,000	250,277
UNITED STATES - 0.9%
Aimco Clo 19 Ltd Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	250,000	250,020
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	97,500	93,611
TOTAL UNITED STATES		343,631
TOTAL ASSET-BACKED SECURITIES (Cost $3,043,422)		3,064,063

Bank Loan Obligations - 0.5%
	Principal Amount (a)	Value ($)
NETHERLANDS - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0051% 1/3/2028 (b)(d)(e)	5,000	5,014
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.8653% 8/27/2028 (b)(d)(e)	5,626	5,091
TOTAL NETHERLANDS		10,105
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (b)(d)(e)	35	35
UNITED STATES - 0.5%
Communication Services - 0.0%
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (b)(d)(e)	1,848	1,578
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (b)(d)(e)	7,000	6,786
		8,364
Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (b)(d)(e)	11,918	10,051
Hotels, Restaurants & Leisure - 0.2%
Bulldog Purchaser Inc Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.3537% 6/14/2032 (b)(d)(e)	5,000	4,982
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.8653% 6/1/2028 (b)(d)(e)	2,000	1,939
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 4/1/2029 (b)(d)(e)	2,000	1,964
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (b)(d)(e)	14,912	14,308
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (b)(d)(e)	1,000	968
		24,161
Household Durables - 0.1%
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (b)(d)(e)	4,987	4,984
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (b)(d)(e)	6,000	5,658
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 10/30/2027 (b)(d)(e)	5,000	4,740
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 10/30/2027 (b)(d)(e)	6,000	5,697
		21,079
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4721% 6/6/2031 (b)(d)(e)	4,975	4,904
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.6886% 9/10/2029 (b)(d)(e)	5,985	5,691
		10,595
TOTAL CONSUMER DISCRETIONARY		65,886

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (b)(d)(e)	4,000	3,923
Financials - 0.0%
Capital Markets - 0.0%
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 11/19/2031 (b)(d)(e)(f)	5,000	5,019
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/31/2028 (b)(d)(e)	2,000	1,960
TOTAL FINANCIALS		6,979

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.6037% 6/28/2029 (b)(d)(e)	1,604	1,587
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.5726% 9/24/2031 (b)(d)(e)	6,000	5,937
Modivcare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3434% 7/1/2031 (b)(d)(e)	4,988	4,798
		12,322
Health Care Technology - 0.0%
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/27/2031 (b)(d)(e)(f)	5,000	5,005
TOTAL HEALTH CARE		17,327

Industrials - 0.0%
Aerospace & Defense - 0.0%
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(d)(e)(f)	4,615	4,615
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(d)(e)(f)	385	385
		5,000
Commercial Services & Supplies - 0.0%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (b)(d)(e)	1,000	985
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (b)(d)(e)	6,997	6,956
		7,941
TOTAL INDUSTRIALS		12,941

Information Technology - 0.2%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (b)(d)(e)	6,000	5,760
Software - 0.2%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.4226% 12/10/2029 (b)(d)(e)	3,000	2,992
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (b)(d)(e)	4,000	4,000
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (b)(d)(e)	5,000	4,936
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (b)(d)(e)	997	1,000
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.6139% 6/4/2029 (b)(d)(e)	4,000	3,933
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 11/21/2032 (b)(d)(e)(f)	5,000	5,019
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(d)(e)(f)	5,000	5,027
		26,907
TOTAL INFORMATION TECHNOLOGY		32,667

Materials - 0.0%
Chemicals - 0.0%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (b)(d)(e)	992	840
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (b)(d)(e)(g)	311	314
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(d)(e)	291	293
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.6287% 7/3/2028 (b)(d)(e)	2,000	1,968
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 12.1101% 3/15/2030 (b)(d)(e)	1,000	928
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3377% 8/22/2031 (b)(d)(e)	6,000	5,824
Minerals Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/21/2031 (b)(d)(e)	5,000	5,006
		15,173
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 9.016% 11/14/2025 (b)(d)(e)	2,000	1,975
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4371% 3/25/2028 (b)(d)(e)	5,992	5,794
		7,769
TOTAL UNITED STATES		171,029
TOTAL BANK LOAN OBLIGATIONS (Cost $180,367)		181,169

Commercial Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 5.3735% 8/15/2036 (b)(c)(d)	250,000	241,140
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (c)	100,000	103,174
TOTAL UNITED STATES		344,314
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $345,182)		344,314

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (h)	343	3,660
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)	268	3,275
Cano Health LLC warrants (i)(j)	29	114
		3,389
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp (j)	22	2,203
TOTAL UNITED STATES		9,252
TOTAL COMMON STOCKS (Cost $15,962)		9,252

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	10,818	12,022
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Rivian Automotive Inc 3.625% 10/15/2030	22,000	19,155
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc 1.25% 6/1/2030 (c)	3,000	3,056
Wolfspeed Inc 1.875% 12/1/2029	9,000	3,888
		6,944
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	3,000	2,606
Redfin Corp 0.5% 4/1/2027	9,000	6,712
		9,318
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027 (c)	3,000	3,373
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 11/15/2025 (c)(k)(l)	1,000	936
NextEra Energy Partners LP 2.5% 6/15/2026 (c)	5,000	4,669
		5,605
TOTAL UTILITIES		8,978

TOTAL UNITED STATES		56,417
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $53,631)		56,417

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (m)	GBP	29,000	37,255
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (m)	GBP	20,000	25,446
TOTAL UNITED KINGDOM			62,701
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $59,618)			62,701

Non-Convertible Corporate Bonds - 34.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
FMG Resources August 2006 Pty Ltd 6.125% 4/15/2032 (c)		27,000	27,196
Mineral Resources Ltd 8.5% 5/1/2030 (c)		31,000	31,679

TOTAL AUSTRALIA			58,875
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (c)		5,000	4,912
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (c)		4,000	4,032
CANADA - 1.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 3.4% 5/13/2032		130,000	117,074
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		10,000	10,006
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		5,000	5,083
			15,089
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)		150,000	109,166
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)		3,000	2,906
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (c)		20,000	19,976
Bombardier Inc 7% 6/1/2032 (c)		5,000	5,102
Bombardier Inc 7.25% 7/1/2031 (c)		5,000	5,165
			30,243
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (c)		18,000	16,419
Open Text Corp 3.875% 2/15/2028 (c)		10,000	9,439
Open Text Holdings Inc 4.125% 12/1/2031 (c)		6,000	5,373
Open Text Holdings Inc 4.125% 2/15/2030 (c)		5,000	4,607
			35,838
Materials - 0.2%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		12,000	11,787
Methanex Corp 5.65% 12/1/2044		28,000	24,991
NOVA Chemicals Corp 4.25% 5/15/2029 (c)		4,000	3,706
NOVA Chemicals Corp 5.25% 6/1/2027 (c)		10,000	9,825
NOVA Chemicals Corp 7% 12/1/2031 (c)		5,000	5,110
NOVA Chemicals Corp 8.5% 11/15/2028 (c)		4,000	4,263
NOVA Chemicals Corp 9% 2/15/2030 (c)		5,000	5,410
			65,092
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		5,000	4,928
Hudbay Minerals Inc 6.125% 4/1/2029 (c)		5,000	5,044
			9,972
TOTAL MATERIALS			75,064

Utilities - 0.0%
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp 4.75% 1/18/2082 (b)		10,000	9,418
TOTAL CANADA			394,798
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (c)		4,000	3,820
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par 4.05% 4/27/2026 (c)		9,000	8,679
TOTAL CHILE			12,499
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	120,777
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		11,000	5,587
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		5,000	4,732
			10,319
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)		6,000	5,188
TOTAL COLOMBIA			15,507
FINLAND - 0.3%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		12,000	12,262
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp 3.625% 3/15/2034 (m)	EUR	100,000	109,345
TOTAL FINLAND			121,607
FRANCE - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 7/15/2029 (c)		30,000	22,863
Iliad Holding SASU 7% 10/15/2028 (c)		1,000	1,015
Iliad Holding SASU 8.5% 4/15/2031 (c)		17,000	18,100
			41,978
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (c)		16,000	16,722
Viridien 8.75% 4/1/2027 (c)		21,000	20,506
			37,228
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 4.042% 1/10/2032 (b)(m)	EUR	100,000	109,891
TOTAL FRANCE			189,097
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 4.75% 4/29/2025 (c)		2,000	1,985
ZF North America Capital Inc 6.75% 4/23/2030 (c)		5,000	4,880
			6,865
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 5.125% 2/1/2029		8,000	6,998
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE 0.625% 3/24/2031 (m)	EUR	100,000	89,389
Utilities - 0.3%
Electric Utilities - 0.3%
EnBW International Finance BV 3.85% 5/23/2030 (m)	EUR	100,000	110,524
TOTAL GERMANY			213,776
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		2,000	1,899
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		2,000	1,937
Tullow Oil PLC 10.25% 5/15/2026 (c)		5,000	4,488
Tullow Oil PLC 7% 3/1/2025 (c)		4,000	3,813

TOTAL GHANA			12,137
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Azorra Finance Ltd 7.75% 4/15/2030 (c)		5,000	5,023
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		5,000	5,133

TOTAL GRAND CAYMAN (UK OVERSEAS TER)			10,156
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
AIA Group Ltd 3.375% 4/7/2030 (c)		200,000	187,809
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)		4,000	3,777
TOTAL HONG KONG			191,586
IRELAND - 0.4%
Financials - 0.4%
Banks - 0.3%
AIB Group PLC 2.875% 5/30/2031 (b)(m)	EUR	100,000	104,715
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		5,000	4,948
GGAM Finance Ltd 6.875% 4/15/2029 (c)		5,000	5,103
GGAM Finance Ltd 7.75% 5/15/2026 (c)		5,000	5,096
GGAM Finance Ltd 8% 2/15/2027 (c)		15,000	15,539
GGAM Finance Ltd 8% 6/15/2028 (c)		5,000	5,283
			35,969
TOTAL IRELAND			140,684
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(m)		4,000	3,716
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(m)		1,000	890
Energean PLC 6.5% 4/30/2027 (c)		10,000	9,979

TOTAL ISRAEL			14,585
ITALY - 0.8%
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 5.125% 8/29/2031 (m)	EUR	100,000	117,916
UniCredit SpA 5.459% 6/30/2035 (b)(c)		1,000	981
UniCredit SpA 5.861% 6/19/2032 (b)(c)		4,000	4,010
			122,907
Utilities - 0.5%
Electric Utilities - 0.5%
Enel Finance International NV 5.125% 6/26/2029 (c)		200,000	201,818
TOTAL ITALY			324,725
LUXEMBOURG - 0.3%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)		14,000	10,605
Altice France Holding SA 6% 2/15/2028 (c)		4,000	1,061
			11,666
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (c)		2,000	1,759
Real Estate - 0.3%
Industrial REITs - 0.3%
Prologis International Funding II SA 4.375% 7/1/2036 (m)	EUR	100,000	112,472
TOTAL LUXEMBOURG			125,897
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (c)		4,000	3,998
NETHERLANDS - 1.2%
Communication Services - 0.0%
Media - 0.0%
Ziggo Bond Co BV 6% 1/15/2027 (c)		5,000	5,000
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Sigma Holdco BV 7.875% 5/15/2026 (c)		6,000	5,963
Financials - 1.1%
Banks - 1.1%
Cooperatieve Rabobank UA 4% 1/10/2030 (m)	EUR	100,000	111,126
ING Groep NV 1.4% 7/1/2026 (b)(c)		200,000	195,860
ING Groep NV 4.5% 5/23/2029 (b)(m)	EUR	100,000	110,846
			417,832
TOTAL NETHERLANDS			428,795
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (c)		6,000	5,933
IHS Holding Ltd 6.25% 11/29/2028 (c)		1,000	943

TOTAL NIGERIA			6,876
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 0.25% 2/23/2029 (b)(m)	EUR	100,000	97,259
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		5,000	4,775
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)		2,000	1,642
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)		9,000	8,190

TOTAL PUERTO RICO			9,832
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		9,000	6,548
SPAIN - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)		6,000	5,474
Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola Finanzas SA 3% 9/30/2031 (m)	EUR	100,000	106,035
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (c)		2,000	1,891
TOTAL SPAIN			113,400
SWITZERLAND - 0.3%
Financials - 0.3%
Insurance - 0.3%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (b)(m)	EUR	100,000	101,405
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		9,000	9,032
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		1,000	860
			9,892
TOTAL SWITZERLAND			111,297
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		17,000	17,282
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (c)		16,000	15,767
UNITED KINGDOM - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		2,000	1,845
Consumer Discretionary - 0.3%
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (c)		7,000	6,773
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC 3.25% 9/16/2033 (m)	EUR	100,000	107,376
TOTAL CONSUMER DISCRETIONARY			114,149

Consumer Staples - 0.3%
Household Products - 0.3%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (m)	EUR	100,000	110,939
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
eG Global Finance PLC 12% 11/30/2028 (c)		18,000	20,178
Financials - 0.3%
Banks - 0.3%
NatWest Group PLC 2.057% 11/9/2028 (b)(m)	GBP	100,000	117,180
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	127,683
Utilities - 0.6%
Electric Utilities - 0.6%
NGG Finance PLC 2.125% 9/5/2082 (b)(m)	EUR	100,000	101,336
SSE PLC 4% 9/5/2031 (m)	EUR	100,000	111,761
			213,097
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		15,000	15,017
TOTAL UTILITIES			228,114

TOTAL UNITED KINGDOM			720,088
UNITED STATES - 26.1%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.7%
Frontier Communications Holdings LLC 8.75% 5/15/2030 (c)		9,000	9,589
Level 3 Financing Inc 10% 10/15/2032 (c)		1,000	998
Level 3 Financing Inc 11% 11/15/2029 (c)		2,061	2,342
Level 3 Financing Inc 3.625% 1/15/2029 (c)		3,000	2,393
Level 3 Financing Inc 3.75% 7/15/2029 (c)		1,000	781
Level 3 Financing Inc 3.875% 10/15/2030 (c)		2,000	1,595
Level 3 Financing Inc 4% 4/15/2031 (c)		18,000	14,265
Level 3 Financing Inc 4.25% 7/1/2028 (c)		2,000	1,770
Level 3 Financing Inc 4.5% 4/1/2030 (c)		9,000	7,524
Level 3 Financing Inc 4.625% 9/15/2027 (c)		1,000	919
Lumen Technologies Inc 4.5% 1/15/2029 (c)		1,000	840
Verizon Communications Inc 5.05% 5/9/2033		250,000	252,962
Zayo Group Holdings Inc 4% 3/1/2027 (c)		2,000	1,886
			297,864
Entertainment - 0.3%
Walt Disney Co/The 2.65% 1/13/2031		140,000	125,580
Media - 1.4%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		14,000	13,412
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)		29,000	24,180
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)		28,000	25,197
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (c)		10,000	9,865
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)		1,000	974
CCO Holdings LLC / CCO Holdings Capital Corp 5.5% 5/1/2026 (c)		11,000	10,980
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		10,000	9,909
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		22,000	22,635
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,000	12,580
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (c)		2,000	1,951
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (c)		12,000	10,621
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)		5,000	5,177
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)		16,000	16,973
CSC Holdings LLC 3.375% 2/15/2031 (c)		27,000	19,580
CSC Holdings LLC 4.625% 12/1/2030 (c)		20,000	11,173
DISH DBS Corp 5.125% 6/1/2029		5,000	3,311
DISH DBS Corp 7.375% 7/1/2028		4,000	3,025
EchoStar Corp 10.75% 11/30/2029		29,867	32,309
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		12,579	11,359
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (c)		5,000	5,289
Univision Communications Inc 7.375% 6/30/2030 (c)		15,000	14,461
Univision Communications Inc 8% 8/15/2028 (c)		5,000	5,102
Univision Communications Inc 8.5% 7/31/2031 (c)		13,000	12,896
Warnermedia Holdings Inc 4.279% 3/15/2032		135,000	121,821
Warnermedia Holdings Inc 5.141% 3/15/2052		141,000	113,344
			518,124
TOTAL COMMUNICATION SERVICES			941,568

Consumer Discretionary - 2.3%
Automobiles - 0.2%
General Motors Co 5.4% 10/15/2029		40,000	40,666
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		21,000	21,049
			61,715
Broadline Retail - 0.0%
Kohl's Corp 4.25% 7/17/2025		4,000	3,945
Nordstrom Inc 4.375% 4/1/2030		8,000	7,310
Wayfair LLC 7.25% 10/31/2029 (c)		5,000	5,067
			16,322
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/2027 (c)		15,000	14,833
StoneMor Inc 8.5% 5/15/2029 (c)		6,000	5,402
			20,235
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc 5% 2/1/2028 (c)		5,000	4,895
ClubCorp Holdings Inc 8.5% 9/15/2025 (c)		15,000	14,775
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		16,000	14,108
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		5,000	5,007
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		5,000	5,044
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)		5,000	5,049
Life Time Inc 6% 11/15/2031 (c)		10,000	10,003
Life Time Inc 8% 4/15/2026 (c)		24,000	24,096
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)		5,000	4,498
Mohegan Tribal Gaming Authority 8% 2/1/2026 (c)		6,000	5,963
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (c)		2,000	2,000
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		5,000	5,009
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		5,000	5,063
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		7,000	7,152
Station Casinos LLC 6.625% 3/15/2032 (c)		5,000	5,013
Yum! Brands Inc 4.625% 1/31/2032		14,000	13,167
			130,842
Household Durables - 0.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (c)		5,000	5,101
Landsea Homes Corp 8.875% 4/1/2029 (c)		2,000	2,050
LGI Homes Inc 7% 11/15/2032 (c)		5,000	5,045
Newell Brands Inc 6.375% 5/15/2030		5,000	5,093
Newell Brands Inc 6.625% 5/15/2032		5,000	5,088
Newell Brands Inc 6.875% 4/1/2036 (n)		1,000	1,017
Tri Pointe Homes Inc 5.25% 6/1/2027		4,000	3,965
Tri Pointe Homes Inc 5.7% 6/15/2028		2,000	2,007
			29,366
Specialty Retail - 1.3%
Bath & Body Works Inc 6.95% 3/1/2033		8,000	8,204
Carvana Co 12% 12/1/2028 pay-in-kind (b)(c)		4,471	4,762
Carvana Co 13% 6/1/2030 pay-in-kind (b)(c)		3,383	3,717
Carvana Co 14% 6/1/2031 pay-in-kind (b)(c)		6,828	8,170
Carvana Co 4.875% 9/1/2029 (c)		5,000	4,150
Carvana Co 5.625% 10/1/2025 (c)		10,000	9,901
Champions Financing Inc 8.75% 2/15/2029 (c)		4,000	4,023
Home Depot Inc/The 3.25% 4/15/2032		130,000	118,279
LBM Acquisition LLC 6.25% 1/15/2029 (c)		12,000	11,227
Lowe's Cos Inc 3.75% 4/1/2032		130,000	121,219
Lowe's Cos Inc 4.25% 4/1/2052		130,000	106,680
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		5,000	5,106
Staples Inc 10.75% 9/1/2029 (c)		5,000	4,930
Staples Inc 12.75% 1/15/2030 (c)		5,271	4,350
TJX Cos Inc/The 3.875% 4/15/2030		120,000	115,923
			530,641
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co 3.5% 3/1/2031 (c)		2,000	1,775
Tapestry Inc 3.05% 3/15/2032		140,000	120,936
			122,711
TOTAL CONSUMER DISCRETIONARY			911,832

Consumer Staples - 0.9%
Beverages - 0.0%
Triton Water Holdings 6.25% 4/1/2029 (c)		7,000	6,962
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		8,000	7,705
C&S Group Enterprises LLC 5% 12/15/2028 (c)		7,000	5,749
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		12,000	12,563
Performance Food Group Inc 4.25% 8/1/2029 (c)		6,000	5,642
Performance Food Group Inc 6.125% 9/15/2032 (c)		5,000	5,044
United Natural Foods Inc 6.75% 10/15/2028 (c)		2,000	1,968
US Foods Inc 4.625% 6/1/2030 (c)		8,000	7,621
US Foods Inc 5.75% 4/15/2033 (c)		5,000	4,937
Walgreens Boots Alliance Inc 8.125% 8/15/2029		5,000	5,035
			56,264
Food Products - 0.8%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(c)		6,000	6,338
General Mills Inc 2.25% 10/14/2031		290,000	246,772
Post Holdings Inc 4.5% 9/15/2031 (c)		10,000	9,106
Post Holdings Inc 4.625% 4/15/2030 (c)		6,000	5,626
Post Holdings Inc 6.25% 10/15/2034 (c)		5,000	4,941
Post Holdings Inc 6.25% 2/15/2032 (c)		5,000	5,052
Post Holdings Inc 6.375% 3/1/2033 (c)		15,000	14,942
			292,777
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)		10,000	10,158
TOTAL CONSUMER STAPLES			366,161

Energy - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (c)		12,000	12,045
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		4,000	4,054
Nabors Industries Inc 8.875% 8/15/2031 (c)		5,000	4,831
Oceaneering International Inc 6% 2/1/2028		16,000	15,881
			36,811
Oil, Gas & Consumable Fuels - 0.4%
California Resources Corp 7.125% 2/1/2026 (c)		11,000	11,030
California Resources Corp 8.25% 6/15/2029 (c)		13,000	13,342
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		7,000	6,519
CNX Resources Corp 6% 1/15/2029 (c)		6,000	6,002
CNX Resources Corp 7.25% 3/1/2032 (c)		5,000	5,190
CNX Resources Corp 7.375% 1/15/2031 (c)		5,000	5,187
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)		5,000	5,289
CVR Energy Inc 5.75% 2/15/2028 (c)		1,000	946
Expand Energy Corp 5.375% 3/15/2030		6,000	5,957
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		11,000	11,033
Murphy Oil USA Inc 3.75% 2/15/2031 (c)		5,000	4,475
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		10,000	10,223
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		31,000	29,573
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		5,000	4,733
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		12,000	11,999
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		4,000	3,785
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026		9,000	8,933
			144,216
TOTAL ENERGY			181,027

Financials - 5.6%
Banks - 2.6%
Bank of America Corp 2.687% 4/22/2032 (b)		70,000	61,292
Bank of America Corp 5.015% 7/22/2033 (b)		168,000	168,629
Bank of America Corp 6.204% 11/10/2028 (b)		50,000	52,046
Citigroup Inc 2.014% 1/25/2026 (b)		260,000	258,772
Citigroup Inc 4.91% 5/24/2033 (b)		90,000	88,896
Fifth Third Bancorp 4.895% 9/6/2030 (b)		50,000	49,787
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)		12,000	11,597
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		12,000	12,512
JPMorgan Chase & Co 2.963% 1/25/2033 (b)		70,000	61,569
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		142,000	138,628
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		28,000	27,975
Santander Holdings USA Inc 5.807% 9/9/2026 (b)		35,000	35,170
Santander Holdings USA Inc 6.499% 3/9/2029 (b)		27,000	28,012
Western Alliance Bancorp 3% 6/15/2031 (b)		9,000	8,508
			1,003,393
Capital Markets - 1.2%
AssuredPartners Inc 7.5% 2/15/2032 (c)		5,000	5,086
Coinbase Global Inc 3.625% 10/1/2031 (c)		4,000	3,472
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		109,000	96,111
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)		130,000	126,578
Hightower Holding LLC 9.125% 1/31/2030 (c)		5,000	5,290
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)		4,000	4,016
Morgan Stanley 2.943% 1/21/2033 (b)		70,000	61,319
Morgan Stanley 4.889% 7/20/2033 (b)		68,000	67,314
State Street Corp 3.031% 11/1/2034 (b)		130,000	118,030
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)		5,000	5,157
			492,373
Consumer Finance - 0.5%
Ally Financial Inc 2.2% 11/2/2028		140,000	126,183
Ally Financial Inc 5.75% 11/20/2025		5,000	5,021
Encore Capital Group Inc 8.5% 5/15/2030 (c)		10,000	10,586
OneMain Finance Corp 3.875% 9/15/2028		36,000	33,584
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,101
PRA Group Inc 8.875% 1/31/2030 (c)		15,000	15,767
SLM Corp 4.2% 10/29/2025		6,000	5,913
			202,155
Financial Services - 0.3%
Block Inc 3.5% 6/1/2031		48,000	43,122
Block Inc 6.5% 5/15/2032 (c)		6,000	6,156
GN Bondco LLC 9.5% 10/15/2031 (c)		2,000	2,128
NFE Financing LLC 12% 11/15/2029 (c)		53,559	53,693
PHH Escrow Issuer LLC 9.875% 11/1/2029 (c)		5,000	4,840
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)		10,000	10,342
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		5,000	5,220
			125,501
Insurance - 0.9%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		5,000	5,056
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)		200,000	189,494
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	180,061
			374,611
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		2,000	1,930
Starwood Property Trust Inc 3.75% 12/31/2024 (c)		7,000	6,995
Starwood Property Trust Inc 6% 4/15/2030 (c)		5,000	4,936
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		10,000	10,297
			24,158
TOTAL FINANCIALS			2,222,191

Health Care - 2.3%
Biotechnology - 0.6%
Amgen Inc 3% 2/22/2029		260,000	243,854
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		3,000	2,415
			246,269
Health Care Providers & Services - 1.1%
Akumin Inc 8% 8/1/2028 (c)		10,000	8,300
AMN Healthcare Inc 4% 4/15/2029 (c)		10,000	9,065
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		46,000	37,348
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)		5,000	4,268
Cigna Group/The 3.4% 3/15/2051		150,000	105,722
DaVita Inc 3.75% 2/15/2031 (c)		20,000	17,689
DaVita Inc 6.875% 9/1/2032 (c)		10,000	10,329
Encompass Health Corp 4.625% 4/1/2031		10,000	9,430
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		5,000	5,108
Humana Inc 3.7% 3/23/2029		130,000	123,909
Modivcare Inc 5% 10/1/2029 (c)		2,000	1,371
Molina Healthcare Inc 6.25% 1/15/2033 (c)		7,000	7,059
Owens & Minor Inc 6.625% 4/1/2030 (c)		6,000	5,813
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		12,000	11,603
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)		5,000	5,078
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(c)		7,470	7,433
Select Medical Corp 6.25% 12/1/2032 (c)(o)		5,000	5,010
Tenet Healthcare Corp 6.125% 10/1/2028		47,000	47,111
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		3,000	3,114
			424,760
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (c)		2,000	1,974
IQVIA Inc 5% 5/15/2027 (c)		7,000	6,922
			8,896
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		3,000	2,779
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)		35,000	33,594
			36,373
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co 2.95% 3/15/2032		70,000	62,323
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)		15,000	13,731
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)		4,000	4,030
Zoetis Inc 2% 5/15/2030		140,000	121,669
			201,753
TOTAL HEALTH CARE			918,051

Industrials - 2.0%
Aerospace & Defense - 0.0%
TransDigm Inc 6% 1/15/2033 (c)		5,000	5,000
TransDigm Inc 6.375% 3/1/2029 (c)		5,000	5,081
			10,081
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (c)		10,000	10,131
Building Products - 0.5%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (c)		5,000	5,040
Builders FirstSource Inc 6.375% 3/1/2034 (c)		5,000	5,096
Carrier Global Corp 2.493% 2/15/2027		130,000	124,372
Carrier Global Corp 5.9% 3/15/2034		3,000	3,175
Carrier Global Corp 6.2% 3/15/2054		2,000	2,235
Cornerstone Building Brands Inc 6.125% 1/15/2029 (c)		8,000	6,740
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (c)		5,000	4,763
			151,421
Commercial Services & Supplies - 0.2%
Artera Services LLC 8.5% 2/15/2031 (c)		38,000	37,759
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		13,000	13,792
GFL Environmental Inc 3.5% 9/1/2028 (c)		2,000	1,889
Reworld Holding Corp 4.875% 12/1/2029 (c)		38,000	35,865
Williams Scotsman Inc 6.625% 6/15/2029 (c)		5,000	5,086
			94,391
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/2027		35,000	34,747
Electrical Equipment - 0.0%
Atkore Inc 4.25% 6/1/2031 (c)		8,000	7,269
Sensata Technologies BV 4% 4/15/2029 (c)		8,000	7,460
			14,729
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (c)		5,000	4,745
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (c)		20,000	19,875
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (c)		5,000	5,201
			29,821
Industrial Conglomerates - 0.8%
Honeywell International Inc 1.75% 9/1/2031		140,000	117,145
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (c)		1,000	999
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	126,048
Trane Technologies Financing Ltd 5.25% 3/3/2033		50,000	51,267
			295,459
Machinery - 0.3%
Chart Industries Inc 9.5% 1/1/2031 (c)		5,000	5,401
Otis Worldwide Corp 2.565% 2/15/2030		140,000	125,733
			131,134
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		5,000	5,260
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (c)		2,000	1,555
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (c)		5,000	3,888
			10,703
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (c)		5,000	5,136
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (c)		5,000	5,124
United Rentals North America Inc 6.125% 3/15/2034 (c)		5,000	5,074
			10,198
TOTAL INDUSTRIALS			797,951

Information Technology - 1.2%
Communications Equipment - 0.0%
Viasat Inc 5.625% 9/15/2025 (c)		8,000	7,946
Viasat Inc 7.5% 5/30/2031 (c)		3,000	2,033
			9,979
Electronic Equipment, Instruments & Components - 0.3%
CPI CG Inc 10% 7/15/2029 (c)		5,000	5,290
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	116,856
Insight Enterprises Inc 6.625% 5/15/2032 (c)		5,000	5,115
Lightning Power LLC 7.25% 8/15/2032 (c)		5,000	5,212
TTM Technologies Inc 4% 3/1/2029 (c)		4,000	3,739
			136,212
IT Services - 0.1%
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		26,000	24,112
Semiconductors & Semiconductor Equipment - 0.5%
Entegris Inc 3.625% 5/1/2029 (c)		33,000	30,388
Entegris Inc 5.95% 6/15/2030 (c)		27,000	27,045
Micron Technology Inc 2.703% 4/15/2032		140,000	119,672
ON Semiconductor Corp 3.875% 9/1/2028 (c)		2,000	1,894
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (b)(c)(g)(i)		5,000	4,813
			183,812
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (c)		6,000	5,894
Cloud Software Group Inc 8.25% 6/30/2032 (c)		5,000	5,209
Cloud Software Group Inc 9% 9/30/2029 (c)		24,000	24,298
Elastic NV 4.125% 7/15/2029 (c)		17,000	15,897
Gen Digital Inc 5% 4/15/2025 (c)		4,000	3,989
Gen Digital Inc 7.125% 9/30/2030 (c)		12,000	12,423
NCR Voyix Corp 5.125% 4/15/2029 (c)		2,000	1,920
Rackspace Finance LLC 3.5% 5/15/2028 (c)		3,340	2,090
UKG Inc 6.875% 2/1/2031 (c)		5,000	5,139
			76,859
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 4.125% 1/15/2031		6,000	5,409
Seagate HDD Cayman 4.75% 1/1/2025		10,000	9,976
Seagate HDD Cayman 5.75% 12/1/2034		4,000	3,974
Seagate HDD Cayman 8.25% 12/15/2029		5,000	5,364
Western Digital Corp 2.85% 2/1/2029		8,000	7,162
Western Digital Corp 3.1% 2/1/2032		9,000	7,608
Western Digital Corp 4.75% 2/15/2026		1,000	992
			40,485
TOTAL INFORMATION TECHNOLOGY			471,459

Materials - 0.9%
Chemicals - 0.5%
Chemours Co/The 4.625% 11/15/2029 (c)		32,000	28,568
GPD Cos Inc 10.125% 4/1/2026 (c)		2,000	1,927
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)		150,000	128,649
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(c)		8,937	7,529
Mativ Holdings Inc 8% 10/1/2029 (c)		5,000	5,041
Methanex US Operations Inc 6.25% 3/15/2032 (c)		5,000	4,989
Olin Corp 5% 2/1/2030		5,000	4,803
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		19,000	18,204
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		4,000	4,252
Scih Salt Hldgs Inc 6.625% 5/1/2029 (c)		2,000	1,947
			205,909
Construction Materials - 0.0%
Eco Material Technologies Inc 7.875% 1/31/2027 (c)		12,000	12,141
Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		25,000	21,717
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		2,000	1,992
Ball Corp 6% 6/15/2029		4,000	4,069
Berry Global Inc 4.5% 2/15/2026 (c)		5,000	4,966
Berry Global Inc 5.625% 7/15/2027 (c)		33,000	32,957
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (c)		10,000	10,050
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)		5,000	5,051
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)		7,000	7,025
Crown Americas LLC / Crown Americas Capital Corp VI 4.75% 2/1/2026		11,000	10,907
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		6,000	6,112
Sealed Air Corp 6.5% 7/15/2032 (c)		10,000	10,181
			115,027
Metals & Mining - 0.1%
ATI Inc 4.875% 10/1/2029		16,000	15,344
ATI Inc 7.25% 8/15/2030		5,000	5,227
Cleveland-Cliffs Inc 7% 3/15/2032 (c)		5,000	5,025
			25,596
TOTAL MATERIALS			358,673

Real Estate - 3.3%
Diversified REITs - 0.6%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)		36,000	31,035
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		17,000	18,060
WP Carey Inc 2.45% 2/1/2032		220,000	184,499
			233,594
Health Care REITs - 0.5%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	179,157
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,000	7,313
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		25,000	21,125
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026		5,000	4,533
Omega Healthcare Investors Inc 3.25% 4/15/2033		4,000	3,436
			215,564
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)		5,000	5,119
Industrial REITs - 0.5%
Prologis LP 2.875% 11/15/2029		200,000	185,367
Office REITs - 1.1%
Boston Properties LP 2.45% 10/1/2033		220,000	172,885
Boston Properties LP 6.75% 12/1/2027		19,000	19,893
COPT Defense Properties LP 2% 1/15/2029		150,000	132,619
Hudson Pacific Properties LP 5.95% 2/15/2028		122,000	109,221
			434,618
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)		2,400	2,236
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		6,000	5,213
CBRE Services Inc 2.5% 4/1/2031		140,000	121,491
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		10,000	9,064
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		19,000	18,542
			156,546
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.75% 2/15/2035		90,000	93,106
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030		2,000	2,013
Iron Mountain Inc 4.875% 9/15/2027 (c)		10,000	9,847
			11,860
TOTAL REAL ESTATE			1,335,774

Utilities - 4.7%
Electric Utilities - 2.2%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	178,602
DPL Inc 4.125% 7/1/2025		1,000	994
DPL Inc 4.35% 4/15/2029		33,000	31,044
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	166,500
Nextera Energy Operating Partners LP 4.5% 9/15/2027 (c)		2,000	1,902
Northern States Power Co/MN 2.25% 4/1/2031		210,000	181,897
NRG Energy Inc 5.75% 7/15/2029 (c)		16,000	15,840
NRG Energy Inc 6% 2/1/2033 (c)		5,000	4,972
NRG Energy Inc 6.25% 11/1/2034 (c)		5,000	4,999
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	124,430
PG&E Corp 5% 7/1/2028		14,000	13,745
PG&E Corp 5.25% 7/1/2030		2,000	1,965
PG&E Corp 7.375% 3/15/2055 (b)		8,000	8,268
Wisconsin Electric Power Co 4.75% 9/30/2032		160,000	161,389
			896,547
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The 1.375% 1/15/2026		140,000	134,371
AES Corp/The 2.45% 1/15/2031		228,000	193,248
Sunnova Energy Corp 5.875% 9/1/2026 (c)		12,000	10,347
TerraForm Power Operating LLC 4.75% 1/15/2030 (c)		8,000	7,501
			345,467
Multi-Utilities - 1.6%
Dominion Energy Inc 2.25% 8/15/2031		220,000	187,045
NiSource Inc 1.7% 2/15/2031		230,000	191,181
NiSource Inc 5.35% 4/1/2034		70,000	71,219
Puget Energy Inc 4.224% 3/15/2032		190,000	176,791
			626,236
TOTAL UTILITIES			1,868,250

TOTAL UNITED STATES			10,372,937
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)		18,000	17,918
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $14,222,401)			13,882,422

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (b)(m)(p)	EUR	100,000	104,308
UNITED STATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.125% (b)(p)		5,000	4,997
Energy Transfer LP 6.625% (b)(p)		8,000	8,043
			13,040
Financials - 0.1%
Banks - 0.0%
Citigroup Inc 6.75% (b)(p)		5,000	4,983
Citigroup Inc 7.125% (b)(p)		5,000	5,160
M&T Bank Corp 3.5% (b)(p)		2,000	1,882
M&T Bank Corp 5.125% (b)(p)		1,000	993
Wells Fargo & Co 6.85% (b)(p)		5,000	5,253
			18,271
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(p)		1,000	871
Ally Financial Inc 4.7% (b)(p)		17,000	16,057
Discover Financial Services 5.5% (b)(p)		5,000	4,897
			21,825
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(i)(p)		2,000	1,995
TOTAL FINANCIALS			42,091

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (b)(c)(p)		2,000	1,984
TOTAL UNITED STATES			57,115
TOTAL PREFERRED SECURITIES (Cost $155,030)			161,423

U.S. Government Agency - Mortgage Securities - 26.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 26.8%
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	36,683	33,106
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	45,935	39,287
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	299,645	240,452
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	43,866	36,909
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	43,863	36,838
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	42,956	36,331
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	158,265	138,898
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	19,554	17,161
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	18,251	16,017
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	43,553	38,318
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	76,079	66,769
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	48,831	43,618
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	20,585	18,047
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	96,842	89,604
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	55,655	51,043
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	22,506	21,302
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	41,030	38,874
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	205,558	201,801
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	43,237	42,947
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	44,152	43,400
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	94,246	94,228
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	48,874	48,864
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	300,000	299,659
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	84,801	85,969
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	48,725	49,396
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	98,492	99,848
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	16,643	17,072
Freddie Mac Gold Pool 1.5% 4/1/2051	113,176	86,479
Freddie Mac Gold Pool 2% 7/1/2035	78,316	70,753
Freddie Mac Gold Pool 2.5% 12/1/2051	88,503	74,329
Freddie Mac Gold Pool 2.5% 4/1/2047	45,845	38,804
Freddie Mac Gold Pool 2.5% 7/1/2036	59,756	55,428
Freddie Mac Gold Pool 2.5% 8/1/2052	90,875	76,207
Freddie Mac Gold Pool 3% 1/1/2052	19,991	17,544
Freddie Mac Gold Pool 3% 5/1/2035	113,027	107,312
Freddie Mac Gold Pool 3% 6/1/2052	20,907	18,328
Freddie Mac Gold Pool 4% 10/1/2052	38,926	36,893
Freddie Mac Gold Pool 4% 2/1/2053	95,231	90,188
Freddie Mac Gold Pool 4% 5/1/2050	22,378	21,139
Freddie Mac Gold Pool 4.5% 11/1/2052	133,955	128,846
Freddie Mac Gold Pool 4.5% 9/1/2053	72,493	69,683
Freddie Mac Gold Pool 5% 12/1/2052	42,813	42,432
Ginnie Mae I Pool 3.5% 10/20/2054	49,996	45,694
Ginnie Mae I Pool 4% 10/20/2052	93,697	88,299
Ginnie Mae I Pool 4.5% 4/20/2053	94,014	90,826
Ginnie Mae II Pool 2% 1/1/2055 (o)	75,000	61,723
Ginnie Mae II Pool 2% 1/20/2051	42,871	35,313
Ginnie Mae II Pool 2% 10/20/2050	94,995	78,203
Ginnie Mae II Pool 2% 11/20/2050	47,817	39,365
Ginnie Mae II Pool 2% 12/1/2054 (o)	100,000	82,219
Ginnie Mae II Pool 2% 2/20/2051	20,395	16,785
Ginnie Mae II Pool 2% 2/20/2052	170,023	139,810
Ginnie Mae II Pool 2% 3/20/2052	72,954	59,990
Ginnie Mae II Pool 2.5% 5/20/2052	145,500	124,454
Ginnie Mae II Pool 2.5% 8/20/2051	193,748	165,783
Ginnie Mae II Pool 3% 1/1/2055 (o)	175,000	155,237
Ginnie Mae II Pool 3% 12/1/2054 (o)	350,000	310,297
Ginnie Mae II Pool 3.5% 1/1/2055 (o)	125,000	114,326
Ginnie Mae II Pool 3.5% 11/20/2054	75,000	68,548
Ginnie Mae II Pool 3.5% 12/1/2054 (o)	200,000	182,828
Ginnie Mae II Pool 5% 12/1/2054 (o)	50,000	49,297
Ginnie Mae II Pool 5.5% 1/1/2055 (o)	175,000	175,103
Ginnie Mae II Pool 5.5% 12/1/2054 (o)	425,000	425,564
Ginnie Mae II Pool 6% 1/1/2055 (o)	275,000	277,664
Ginnie Mae II Pool 6% 12/1/2054 (o)	475,000	479,973
Ginnie Mae II Pool 6.5% 1/1/2055 (o)	100,000	101,629
Ginnie Mae II Pool 6.5% 12/1/2054 (o)	300,000	305,016
Uniform Mortgage Backed Securities 2% 1/1/2055 (o)	1,000,000	802,695
Uniform Mortgage Backed Securities 2% 12/1/2039 (o)	50,000	44,832
Uniform Mortgage Backed Securities 2% 12/1/2054 (o)	1,875,000	1,503,224
Uniform Mortgage Backed Securities 2.5% 1/1/2055 (o)	350,000	293,275
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (o)	350,000	293,016
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (o)	100,000	90,617
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (o)	50,000	48,023
Uniform Mortgage Backed Securities 6% 12/1/2054 (o)	375,000	379,512
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (o)	275,000	281,542
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (o)	425,000	435,160
TOTAL UNITED STATES		10,725,965
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,675,218)		10,725,965

U.S. Treasury Obligations - 37.9%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	2,500,000	1,633,301
US Treasury Bonds 2.25% 5/15/2041 (r)	3.80 to 4.31	60,000	44,828
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	250,000	187,725
US Treasury Bonds 3.25% 5/15/2042	3.24	200,000	171,008
US Treasury Bonds 3.375% 8/15/2042	3.46 to 4.28	700,000	607,523
US Treasury Bonds 4% 11/15/2042	3.84	100,000	94,563
US Treasury Bonds 4.125% 8/15/2053	4.18	100,000	95,402
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	645,000	629,984
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	325,500	318,329
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.66	571,000	593,572
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	1,445,000	1,362,817
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.00	883,000	856,510
US Treasury Notes 3.75% 12/31/2030	4.08	940,000	921,273
US Treasury Notes 3.75% 5/31/2030	3.89 to 4.35	18,000	17,678
US Treasury Notes 3.75% 8/31/2031	3.62 to 3.65	310,000	302,989
US Treasury Notes 3.875% 8/15/2033	4.52 to 4.66	500,000	488,691
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	916,000	892,599
US Treasury Notes 4% 1/31/2029	4.02 to 4.05	1,050,000	1,045,324
US Treasury Notes 4% 1/31/2031	4.13	182,000	180,742
US Treasury Notes 4% 2/15/2034	3.68 to 4.57	277,000	272,823
US Treasury Notes 4% 6/30/2028	4.04 to 4.25	1,250,000	1,245,166
US Treasury Notes 4% 7/31/2029	3.83	300,000	298,750
US Treasury Notes 4.125% 10/31/2027	4.23	500,000	500,195
US Treasury Notes 4.125% 3/31/2031	4.35	200,000	199,922
US Treasury Notes 4.125% 7/31/2031	3.77 to 3.82	326,000	325,800
US Treasury Notes 4.25% 6/30/2029	4.35	15,000	15,093
US Treasury Notes 4.25% 6/30/2031	4.25	300,000	302,016
US Treasury Notes 4.375% 11/30/2030	3.91 to 4.35	913,000	924,947
US Treasury Notes 4.375% 5/15/2034	4.22 to 4.30	102,000	103,387
US Treasury Notes 4.625% 9/30/2030	5.01	300,000	307,723
US Treasury Notes 4.875% 10/31/2030	4.91	200,000	207,813
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,940,641)			15,148,493

Money Market Funds - 7.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s) (Cost $3,003,158)	4.64	3,002,558	3,003,158

TOTAL INVESTMENT IN SECURITIES - 116.7% (Cost $47,694,630)	46,639,377
NET OTHER ASSETS (LIABILITIES) - (16.7)%	(6,674,565)
NET ASSETS - 100.0%	39,964,812

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(75,000)	(61,664)
Ginnie Mae II Pool 3% 12/1/2054	(275,000)	(243,805)
Ginnie Mae II Pool 3.5% 12/1/2054	(275,000)	(251,389)
Ginnie Mae II Pool 5.5% 12/1/2054	(350,000)	(350,465)
Ginnie Mae II Pool 6% 12/1/2054	(400,000)	(404,188)
Ginnie Mae II Pool 6.5% 12/1/2054	(200,000)	(203,344)
Uniform Mortgage Backed Securities 2% 12/1/2054	(1,825,000)	(1,463,137)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(350,000)	(293,016)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(275,000)	(281,574)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,552,582)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,510,212)		(3,552,582)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Mar 2025	206,109	592	592
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Mar 2025	107,602	881	881
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Mar 2025	119,500	1,030	1,030
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	3	Mar 2025	344,391	6,510	6,510

TOTAL PURCHASED					9,013

Sold

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	3	Dec 2024	379,954	(1,845)	(1,845)
Eurex Euro-Bund Contracts (Germany)	2	Dec 2024	284,858	(2,326)	(2,326)
Eurex Euro-Schatz Contracts (Germany)	1	Dec 2024	113,146	(86)	(86)

TOTAL SOLD					(4,257)

TOTAL FUTURES CONTRACTS					4,756
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	3,000	USD	3,144	JPMorgan Chase Bank NA	12/05/24	26
USD	5,594	EUR	5,000	JPMorgan Chase Bank NA	12/05/24	309
USD	3,285	EUR	3,000	JPMorgan Chase Bank NA	12/05/24	114
USD	182,184	GBP	136,000	Goldman Sachs Bank USA/New York NY	12/05/24	9,131
USD	4,365	EUR	4,000	BROWN BROTHERS HARRIMAN AND CO	12/05/24	137
GBP	2,000	USD	2,575	CITIBANK NA	12/05/24	(30)
USD	1,172,505	EUR	1,046,000	CITIBANK NA	12/05/24	67,043
USD	3,230	EUR	3,000	CITIBANK NA	12/05/24	59
USD	6,642	EUR	6,000	BANK OF AMERICA NA	12/05/24	301
USD	2,184	EUR	2,000	BANK OF AMERICA NA	12/05/24	70
USD	22,606	GBP	18,000	BANK OF AMERICA NA	12/05/24	(298)
EUR	3,000	USD	3,302	BNP PARIBAS, NY BRANCH	12/05/24	(131)
EUR	19,000	USD	20,763	BNP PARIBAS, NY BRANCH	12/05/24	(683)
EUR	3,000	USD	3,122	BNP PARIBAS, NY BRANCH	12/05/24	49
USD	2,221	EUR	2,000	BNP PARIBAS, NY BRANCH	12/05/24	107
USD	721,445	EUR	688,000	BNP PARIBAS, NY BRANCH	12/05/24	(5,666)
USD	3,168	EUR	3,000	BNP PARIBAS, NY BRANCH	12/05/24	(3)
USD	5,282	EUR	5,000	BNP PARIBAS, NY BRANCH	12/05/24	(3)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						70,532
Unrealized Appreciation						77,346
Unrealized Depreciation						(6,814)

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,822,889 or 17.1% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,567 and $3,444, respectively.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,660 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Level 3 security
(j)	Non-income producing
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(m)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,001,128 or 5.0% of net assets.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,621.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	4,607,924	3,313,945	4,918,711	45,132	-	-	3,003,158	0.0%
Total	4,607,924	3,313,945	4,918,711	45,132	-	-	3,003,158

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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